A Reconciliation of Liabilities Arising from Financing Activities - MYR (RM)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
At beginning of financial Period	RM 6,731,680	RM 11,122,210
Cash flows	(663,429)	(1,529,084)
Non-cash changes Interest expense	26,282	39,965
Currency Realignment	(185,210)
At end of financial period	5,909,323	9,633,091
Lease liabilities [Member]
At beginning of financial Period	1,581,879	2,332,120
Cash flows	(663,429)	(671,838)
Non-cash changes Interest expense	26,282	39,965
Currency Realignment
At end of financial period	944,732	1,700,247
Advances from a related party [Member]
At beginning of financial Period	5,149,801	5,250,465
Cash flows		220,854
Non-cash changes Interest expense
Currency Realignment	(185,210)
At end of financial period	RM 4,964,591	5,471,319
Loans from related parties [Member]
At beginning of financial Period		3,539,625
Cash flows		(1,078,100)
Non-cash changes Interest expense
Currency Realignment
At end of financial period		RM 2,461,525